Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Deferred Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax assets	€ 2,027	€ 2,656	€ 2,557
Net deferred tax assets	475	626	1,146
Deferred tax liabilities	(42)	(320)	(1,763)
Total deferred tax liabilities	(1,594)	(2,350)	(3,174)
Net deferred tax assets (liabilities) (a+b)	€ (433)	(306)	617
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax assets		1,897	2,098
Deferred tax liabilities compensated		(1,271)
Deferred tax liabilities compensated			(998)
Net deferred tax assets		626	1,100
Deferred tax liabilities		(48)	(1,763)
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax assets		759	459
Deferred tax liabilities compensated		(759)
Deferred tax liabilities compensated			(413)
Net deferred tax assets			46
Deferred tax liabilities		(272)
Total deferred tax liabilities		(1,031)	(413)
Net deferred tax assets (liabilities) (a+b)		(272)	46
Effect of transition to IFRSs [member] | Deferred revenues and costs for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Gross deferred tax assets		759	459
Effect of transition to IFRSs [member] | Write-off of amortization of goodwill [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax liabilities		(33)
Effect of transition to IFRSs [member] | Deferred tax liabilities on deferred revenues and costs for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax liabilities		(585)	(354)
Effect of transition to IFRSs [member] | Deferred costs for slotting fees [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax liabilities		(404)	(59)
Effect of transition to IFRSs [member] | Deferred tax liabilities on IAS 19 adjustment - employees' leaving entitlement [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax liabilities		(9)
IFRS [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Deferred tax assets		2,656	2,557
Deferred tax liabilities compensated		(2,030)
Deferred tax liabilities compensated			(1,411)
Net deferred tax assets		626	1,146
Deferred tax liabilities		€ (320)	€ (1,763)